Long-Term Debt and Other Financial Liabilities	12 Months Ended
Dec. 31, 2024
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-Term Debt and Other Financial Liabilities
7.	Long-Term Debt and Other Financial Liabilities:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2024	December 31, 2023
Long-term debt and other financial liabilities	80,465	65,842
Less: Deferred financing costs	(1,712)	(1,308)
Total	78,753	64,534
Less - current portion	(17,650)	(8,691)
Long-term portion	61,103	55,843

Senior long-term debt

New Loan Facility during the year ended December 31, 2024
Sinopac Loan Facility

On August 5, 2024, the Company entered a $16,500 loan facility (the “Sinopac Loan Facility”) with Sinopac Capital International (HK) Limited (“Sinopac”) for the purpose of financing the exercise of the purchase option of the Chrisea under its previous bareboat charter. An amount of $1,155, included in “Other non-current assets” in the consolidated balance sheet, was withheld as a security deposit by Sinopac upon the drawdown of the facility in order to secure the due liabilities by the Company of its obligations and undertakings as per Sinopac Loan Facility. The deposit can be set off against the balloon payment at maturity. The facility was drawn on August 19, 2024 and bears interest of term SOFR plus a margin of 2.60% per annum. The term of the facility is five years, and the repayment schedule comprises of twenty quarterly installments of $400, followed by a balloon installment of $8,500 payable along with the final installment. In addition, the Company is required to maintain a security cover ratio not less than 110% for the first two years and 120% at all times thereafter until the maturity of the loan. The Sinopac Loan Facility is secured by a first priority mortgage over the Chrisea, a general assignment covering earnings, insurances and requisition compensation of the vessel, a share pledge agreement concerning the vessel-owning subsidiary’s shares, a charter-party assignment and relevant managers’ undertakings. As of December 31, 2024, the outstanding amount under this facility was $16,100.

Loan Facility repaid during the year ended December 31, 2024 and 2023

July 2022 EnTrust Facility
On July 1, 2022, the loan facility entered into between Seanergy and Kroll Agency Services Limited and Kroll Trustee Services Limited as facility agent and security agent, respectively, and certain nominees of EnTrust Global as lenders, for the Gloriuship, was amended for the purposes of replacing Seanergy with the Company as guarantor upon the consummation of the Spin-Off. The loan amount was $14,000 with a term of 18 months. The amended loan facility bore a fixed interest rate of 7.90% per annum. On November 8, 2022, the Company proceeded with the prepayment of $1,000, which was applied against the balloon payment. On December 1, 2022, the Company proceeded to a second prepayment of $1,000, which was applied equally against the first and the second repayment installments of the loan, respectively, reducing each such repayment installment to $500. On the date of each repayment, an aggregate amount of $25 of unamortized debt discounts were written off according to the debt extinguishment guidance of ASC 470-50 “Debt Modifications and Extinguishments” and was included in “Loss in extinguishment of debt” in the consolidated statement of operations. On November 15, 2023, the Company agreed to refinance the outstanding amount of the loan $10,000 using proceeds from the Huarong Sale and Leaseback. On December 5, 2023, upon the completion of the refinancing of the outstanding loan, an amount of $17 of the unamortized debt discounts was written off according to the debt extinguishment guidance of ASC 470-50 “Debt Modifications and Extinguishments” and was included in “Loss in extinguishment of debt” in the consolidated statement of operations.

August 2022 EnTrust Facility
On August 8, 2022, the Company entered into a loan facility with Kroll Agency Services Limited and Kroll Trustee Services Limited, as facility agent and security agent, respectively, and certain nominees of EnTrust Global as lenders in order to partially finance the acquisition of the Parosea, Bluesea, Minoansea and Epanastasea. The loan facility amount was originally $63,600, divided into four tranches with a term of 18 months: Tranche A of $16,200 which was secured by the Bluesea, Tranche B of $16,200 which was secured by the Parosea, Tranche C of $15,200 which was secured by the Minoansea and Tranche D of $16,000 which was secured by the Epanastasea. The facility bore interest at a fixed rate of 7.90% per annum. On November 8, 2022 and December 1, 2022 upon the completion of the sale of the Parosea, and the Bluesea, respectively, the Company completed the prepayment of the relevant tranches of $16,200 each. On the date of each repayment, $257 and $245 of unamortized debt discounts of the Parosea and Bluesea, respectively, were written off according to the debt extinguishment guidance of ASC 470-50 “Debt Modifications and Extinguishments” and were included in “Loss on extinguishment of debt” in the consolidated statement of operations. On December 21, 2022, the Company entered into a supplemental agreement pursuant to which upon the completion of the sale of the Minoansea, the lenders waived the obligation of the Company to prepay Tranche C and continued to make available the relevant amount for the purpose of partially financing the acquisition cost of two new Capesize vessels, the Goodship and Tradership (Note 5). Pursuant to this agreement, the fixed interest rate of Tranche C was amended to 9.00% per annum. The amount underlying Tranche C ($15,200) remained blocked in favor of the security agent until the acquisition of the vessels. On January 30, 2023, the Company entered into an amendment and restatement agreement with the lenders, pursuant to which, inter alia, Tranche C was replaced by two tranches of $7,000 (Tranche E) and $8,200 (Tranche F), secured by the Goodship and Tradership, respectively. On August 9, 2023, the Company entered into another amendment and restatement agreement pursuant to which, inter alia, upon the completion of the sale of the Epanastasea, the lenders waived the obligation of the Company to prepay Tranche D ($15,000) and continue to make available the relevant amount for the purpose of partially financing the acquisition cost of a the Exelixsea (Note 5). Pursuant to this agreement, the fixed interest rate of Tranche D was amended to 9.00% per annum. The amount underlying Tranche D remained blocked in favor of the security agent until the acquisition of the vessel, which was concluded on August 29, 2023. Upon the acquisition of the vessel, Tranche D was replaced by Tranche G secured by the Exelixsea. On November 15, 2023, the Company agreed to refinance the outstanding amounts of Trance E ($5,500) and Tranche F ($6,700) using proceeds from the Huarong Sale and Leaseback. On December 5, 2023, upon the completion of the refinancing of Tranche E and Tranche F, $28 and $33 of unamortized debt discounts of the Goodship and Tradership, respectively, were written off according to the debt extinguishment guidance of ASC 470-50 “Debt Modification and Extinguishments” and were included in “Loss on extinguishment of debt” in the consolidated statement of operations.

Following the prepayments of Tranche E and Tranche F, the facility was repayable in one installment of $500 at the twelfth month after the utilization date, one installment of $1,500 at the fifteenth month after the utilization date, and a balloon payment of $13,000 at maturity.

On March 27, 2024, the outstanding principal of $13,000 under the Tranche G, secured by the Exelixsea, was repaid in full by proceeds from the Village Seven Sale and Leaseback and all obligations under the facility were irrevocably and unconditionally discharged. The unamortized debt discounts of $3 for Exelixsea was written off according to the debt extinguishment guidance of ASC 470-50 “Debt Modification and Extinguishments” and were included in “Loss on extinguishment of debt” in the consolidated statement of operations. Furthermore, the Company incurred costs amounted to $19 related to extinguishment of debt which are also included in “Loss on extinguishment of debt” in the consolidated statement of operations.

Other Financial Liabilities – Sale and Leaseback Transactions

New Sale and Leaseback Activities during the year ended December 31, 2024

Village Seven Sale and Leaseback
On February 22, 2024, the Company entered into a $13,800 sale and leaseback agreement with Village Seven Co., Ltd. and V7 Fune Inc. to refinance the August 2022 EnTrust Facility, secured by the Exelixsea. On March 27, 2024, the vessel was sold and chartered back on a bareboat basis for a period of four years, followed by an additional two-year period at the Company’s option. The charterhire principal is repayable in forty-eight consecutive monthly installments of approximately $192 paid in advance, which could extend to seventy-two installments in case of exercise of the two-year optional period, at the same terms. The financing bears an interest rate of 3-month term SOFR plus 2.65% per annum. The Company has continuous options to repurchase the vessel at predetermined prices, following the second anniversary of the bareboat charter. At the end of the optional period, the Company has the option to take ownership of the vessel at nominal additional cost. The sale and leaseback agreement does not include any financial covenants or security value maintenance provisions. As of December 31, 2024, the amount outstanding under the Village Seven Sale and Leaseback was $11,883.

Onishi Sale and Leaseback

On July 24, 2024, the Company entered into a $18,000 sale and leaseback agreement with Onishi Kaiun Co. and Ocean West Shipping S.A. for the purpose of financing the purchase option of the Synthesea under its previous bareboat charter. On August 1, 2024, the Company sold and chartered back the Synthesea on a bareboat basis for a period of five years, followed by an additional two-year period at the Company’s option. The charterhire principal amortizes through sixty consecutive monthly installments of approximately $136 paid in advance, which could extend to eighty-four installments in case of exercise of the two-year optional period, at the same terms. The financing bears an interest rate of 3-month term SOFR plus 2.70% per annum. Following the second anniversary of the bareboat charter, the Company has continuous options to repurchase the vessel at predetermined prices as set forth in the agreement. At the end of the optional period, the Company and the lessors have the option to repurchase and to sell the vessel, respectively, for $6,545. The sale and leaseback agreement does not include any financial covenants or security value maintenance provisions. As of December 31, 2024, the amount outstanding under the Onishi Sale and Leaseback was $17,182.

Existing Sale and Leaseback Agreements
April 2023 Neptune Sale and Leaseback

On April 26, 2023, following the delivery of the Cretansea, the Company entered into a sale and leaseback agreement with a subsidiary of Neptune Maritime Leasing Ltd. (“Neptune’’) for the purpose of partly financing the acquisition cost of the Cretansea. The transaction was accounted for as a financial liability, as control remains with the Company and the Cretansea continue to be recorded as an asset on the Company’s balance sheet. The financing amount was $12,250 and the interest rate is 4.25% plus 3-month term SOFR per annum. The charterhire principal is repayable over a five-year term, through sixty monthly installments of approximately $98 and a balloon payment of $6,400 at the expiration of the bareboat. The Company is required to maintain a security coverage ratio (as defined therein) of at least 120% for the first twelve months and at least 130% thereafter. In addition, the Company is required to maintain minimum liquidity of $350 in its operating account. The sale-and-leaseback agreement includes certain restrictions on dividends from the lessee’s accounts and other distributions. The Company has continuous options to repurchase the vessel at predetermined prices as set forth in the agreement. At the end of the 5-year bareboat period, the Company has the obligation to repurchase the vessel for $6,400. As of December 31, 2024, the amount outstanding under the April 2023 Neptune Sale and Leaseback was $10,300.

Huarong Sale and Leaseback
On November 15, 2023, the Company entered into three identical sale and leaseback transactions with certain affiliates of China Huarong Shipping Financial Leasing Company Ltd. (“Huarong”) for the purpose of refinancing the outstanding indebtedness of the Gloriuship which was previously financed by the July 2022 EnTrust Facility and the outstanding indebtedness of Goodship and Tradership which were previously financed by the August 2022 EnTrust Facility. The Company sold and chartered back the vessels on a bareboat charter basis for a three-year period. The sale and leaseback agreements became effective on December 5, 2023, upon the delivery of the vessels to the lessors. The transactions were accounted for as financial liabilities, as control remains with the Company and the three vessels continue to be recorded as assets on the Company’s balance sheet. The sale and leaseback agreements do not include any financial covenants or security value maintenance provisions. The aggregate financing amount was $30,000 and the interest rate is 3.30% plus 3-month term SOFR per annum. The charterhire principal of each transaction is repayable through thirty-six monthly installments of $139 and a purchase obligation of $5,000 at the expiration of each bareboat agreement. The Company has continuous options to purchase the vessels on any date falling six months after the initiation of the bareboat charters at predetermined prices as set forth in the agreement. As of December 31, 2024, the aggregate charterhire principal was $25,000.
Sale and Leasebacks Agreements repaid during the year ended December 31, 2024 and 2023

March 2023 Neptune Sale and Leaseback
On March 31, 2023, following the delivery of the Oasea, the Company entered into a sale and leaseback agreement with a subsidiary of Neptune for the purpose of partly financing the acquisition cost of the Oasea. The financing amount was $12,250 and the interest rate was 4.25% plus 3-month term SOFR per annum. The charterhire principal was repayable over a five-year term, through sixty monthly installments of approximately $98 and a balloon payment of $6,400 at the expiration of the bareboat charter. The Company was required to maintain a security coverage ratio (as defined therein) of at least 120% for the first twelve months and at least 130% thereafter.  In addition, the Company was required to maintain minimum liquidity of $350 in its operating account, while at the end of the five-year bareboat period, the Company had the obligation to repurchase the vessel for $6,400. On July 19, 2024, the Company repurchased the vessel from Neptune, repaying the outstanding charterhire principal of $10,788 and the relevant fees, in connection with the sale of the Oasea to her new owners. The unamortized debt discounts of $148 of Oasea was written off according to the debt extinguishment guidance of ASC 470-50 “Debt Modifications and Extinguishments” and was included in “Loss in extinguishment of debt” in the consolidated statement of operations. Following the early repayment of the outstanding charter hire principal due to the disposal of Oasea, the company paid a prepayment fee and incurred cost related to extinguishment of debt amounted to $227 which are also included in “Loss on extinguishment of debt” in the consolidated statement of operations.
Certain of the Company’s sale and leaseback agreements discussed above are secured by a guarantee from the Company; general assignments covering the respective vessels’ earnings, insurances and requisition compensation; account pledge agreements; charter-party assignments, technical and commercial managers’ undertakings and pledge agreements covering the shares of the applicable bareboat charterer subsidiary.
As of December 31, 2024, the Company was in compliance with all covenants relating to its debt facilities as at that date.
As of December 31, 2024, one of the Company’s owned vessels, having a net carrying value of $20,499, was subject to a first mortgage as collateral to her long-term debt facility. In addition, the Company’s five bareboat chartered vessels, having a net carrying value of $90,090 as of December 31, 2024, have been financed through sale and leaseback agreements. As customary in leaseback agreements, the title of ownership is held by the registered owners.

The annual principal payments required to be made after December 31, 2024 for all long-term debt and other financial liabilities, are as follows:
Twelve month periods ending December 31,	Amount
2025	18,373
2026	20,040
2027	6,706
2028	12,326
Thereafter	23,020
Total	80,465